Other Income/(Expense), Net (Details Narrative) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2022	Jun. 30, 2021	Jun. 30, 2022	Jun. 30, 2021
Other Expense [Member] | Navios Logistics [Member]
Other (expense)/income - taxes other than income taxes	$ 1,418	$ 1,218	$ 3,002	$ 2,222